Accrued liabilities and other liabilities - Schedule of Accrued Liabilities and Other Liabilities (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities
Provision for reserve for inventory purchase commitments		$ 9,816	$ 10,890
Foundry service
Accrued Liabilities and Other Liabilities
Provision for reserve for inventory purchase commitments	$ 0	9,816
Purchase obligation	$ 97,709	$ 42,904